    As filed with the Securities and Exchange Commission on January 25, 2007
                                                     1933 Act File No. 2-92915
                                                     1940 Act File No. 811-4096
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 44
                           AND REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 45

                         MFS(R) MUNICIPAL SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (617) 954-5000
           Susan S. Newton, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)
       |_| immediately upon filing pursuant to paragraph (b)
       |X| on February 24, 2007 pursuant to paragraph (b)
       |_| 60 days after filing pursuant to paragraph (a)(i)
       |_| on [date] pursuant to paragraph (a)(i)
       |_| 75 days after filing pursuant to paragraph (a)(ii)
       |_| on [date] pursuant to paragraph (a)(ii) of rule 485

       If appropriate, check the following box:
       |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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EXPLANATORY NOTE

        DESIGNATION OF NEW EFFECTIVE DATE FOR PREVIOUSLY FILED AMENDMENT

This Post-Effective Amendment No. 44 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate February 24, 2007 as the new effective date for Post-Effective Amendment No. 42 filed pursuant to Rule 485(a) under the Securities Act on November 16, 2006. The Post-Effective Amendment No. 42 had been previously delayed on January 12, 2007 by Post-Effective Amendment No. 43. This Post-Effective Amendment No. 44 neither amends nor supersedes any information contained in Post-Effective Amendment No. 42.

This filing relates solely to MFS Municipal Income Fund, a series of the Registrant. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of MFS Municipal Series Trust (the "Registrant") under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on November 16, 2006 ("Amendment No. 42/43").

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 42/43 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 16, 2006.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 42/43 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 16, 2006.
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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 25th day of January, 2007

                                      MFS(R) MUNICIPAL SERIES TRUST


                                      By:    MARIA F. DWYER*
                                             ----------------------------------
                                      Name:  Maria F. Dwyer
                                      Title: President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on January 25, 2007.

     SIGNATURE                                     TITLE
     ---------                                     -----

MARIA F. DWYER*                       President (Principal Executive Officer)
-----------------------------
Maria F. Dwyer


TRACY A. ATKINSON*                    Principal Financial and Accounting Officer
-----------------------------
Tracy A. Atkinson


ROBERT E. BUTLER*                     Trustee
-----------------------------
Robert E. Butler


LAWRENCE H. COHN*                     Trustee
-----------------------------
Lawrence H. Cohn


DAVID H. GUNNING*                     Trustee
-----------------------------
David H. Gunning


WILLIAM R. GUTOW*                     Trustee
-----------------------------
William R. Gutow


MICHAEL HEGARTY*                      Trustee
-----------------------------
Michael Hegarty


J. ATWOOD IVES*                       Trustee
-----------------------------
J. Atwood Ives


ROBERT J. MANNING*                    Trustee
-----------------------------
Robert J. Manning


LAWRENCE T. PERERA*                   Trustee
-----------------------------
Lawrence T. Perera


ROBERT C. POZEN*                      Trustee
-----------------------------
Robert C. Pozen


J. DALE SHERRATT*                     Trustee
-----------------------------
J. Dale Sherratt


LAURIE J. THOMSEN*                    Trustee
-----------------------------
Laurie J. Thomsen


ROBERT W. UEK*                        Trustee
-----------------------------
Robert W. Uek

                                      *By:  //SUSAN S. NEWTON//
                                            ------------------------
                                      Name: Susan S. Newton
                                            as Attorney-in-fact

                                      Executed by Susan S. Newton on behalf of those indicated pursuant to (i) a Power of Attorney, dated September 1, 2005; incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492)
                                      Post-Effective Amendment No. 57 filed
                                      with the SEC via EDGAR on September 28,
                                      2005 (Atkinson); (ii) a Power of
                                      Attorney, dated November 1, 2005,
                                      incorporated by reference to MFS Series
                                      Trust X (File Nos. 33-1657 and 811-4492)
                                      Post-Effective Amendment No. 58 filed
                                      with the SEC via EDGAR on November 28,
                                      2005 (Dwyer); and (iii) a Power of
                                      Attorney, dated April 25, 2006;
                                      incorporated by reference to MFS Series
                                      Trust IX (File Nos. 2-50409 and 811-2464)
                                      Post-Effective Amendment No. 62 filed
                                      with the SEC via EDGAR on April 27, 2006
                                      (Trustees).